Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Common stock, par value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Common stock, shares outstanding	1,932,604	1,932,604	1,932,604	1,103,010	667,073	1,103,010	667,073
Common stock, shares issued	1,932,604	1,932,604		1,103,010	667,073	1,103,010	667,073
Previously Reported [Member]
Common stock, shares outstanding				1,103,010	667,073	1,103,010	667,073
Common stock, shares issued				1,103,010	667,073	1,103,010	667,073